Warrants	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Warrants

16. Warrants

A summary of all of the Company’s warrant activity during the period January 1, 2020 to March 31, 2021 is as follows:

	Number of shares	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2020	1,089,474	$4.00	$4.00
Granted	5,374,371	2.50 to 5.00	2.62
Forfeited/cancelled	(1,089,474)	4.00	4.00
Exercised	(3,321,226)	2.50 to 5.00	2.62
Outstanding December 31, 2020	2,053,145	$2.50 to 5.00	2.63
Granted	—	—	—
Forfeited/cancelled	—	—	—
Exercised	(1,485,809)	2.50 to 3.75	2.62
Outstanding March 31, 2021	567,336	$2.50 to 5.00	$2.66

The following tables summarize information about warrants outstanding as of March 31, 2021:

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$2.50	507,173	4.39	$2.50	507,173	$2.50
$3.75	48,395	1.16	3.75	48,395	3.75
$5.00	11,768	1.37	5.00	11,768	5.00
	567,336	4.05	$2.66	567,336	$2.66